Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Consolidated condensed statements of comprehensive income [Abstract]
Profit for the period	$ 48,896	$ 1,805
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	39,853	209,108
Currency translation differences	2,597	(76,915)
Tax effect	(12,972)	(52,498)
Net income recognized directly in equity	29,478	79,695
Cash flow hedges	(17,991)	31,473
Tax effect	4,498	(7,868)
Transfers to income statement	(13,493)	23,605
Other comprehensive income	15,985	103,300
Total comprehensive income for the period	64,881	105,105
Total comprehensive income attributable to non-controlling interests	(2,416)	(14,114)
Total comprehensive income attributable to the Company	$ 62,465	$ 90,991